STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Dec. 31, 2011	$ 985		$ 4		$ 7,588	$ (6,607)
Balance (in shares) at Dec. 31, 2011			8,096,109
Share based compensation	26		0		26	0
Exercise of options	1		0	[1]	1	0
Exercise of options (in shares)			2,471
Treasury shares	0	[1]	0	[1]	0	0
Treasury shares (in shares)			(304,324)
Net loss	(1,579)		0		0	(1,579)
Balance at Dec. 31, 2012	(567)		4		7,615	(8,186)
Balance (in shares) at Dec. 31, 2012			7,794,256
Issuance of shares upon conversion of convertible notes	980		0	[1]	980	0
Issuance of shares upon conversion of convertible notes (in shares)			123,553
Share based compensation	1,540		0		1,540	0
Exercise of options	29		1		28	0
Exercise of options (in shares)			208,708
Issuance of shares upon cashless exercise of warrants	0	[1]	0	[1]	0	0
Issuance of shares upon cashless exercise of warrants (in shares)			85,192
Issuance of shares upon initial public offering ($8 per share), net of $3,080 issuance expenses	21,920		28		21,892	0
Issuance of shares upon initial public offering ($8 per share), net of $3,080 issuance expenses (in shares)			3,125,000
Issuance of shares upon secondary public offering ($16.5 per share),net of $2,616 issuance expenses	35,334		6		35,328	0
Issuance of shares upon secondary public offering ($16.5 per share),net of $2,616 issuance expenses (in shares)			2,300,000
Net loss	(10,548)		0		0	(10,548)
Balance at Dec. 31, 2013	48,688		39		67,383	(18,734)
Balance (in shares) at Dec. 31, 2013			13,636,709
Share based compensation	4,089		0		4,089	0
Exercise of options	0	[1]	0	[1]	0	0
Exercise of options (in shares)			1,174
Issuance of shares upon cashless exercise of warrants	0		0		0	0
Issuance of shares upon cashless exercise of warrants (in shares)			64,389
Net loss	(32,834)		0		0	(32,834)
Balance at Dec. 31, 2014	$ 19,943		$ 39		$ 71,472	$ (51,568)
Balance (in shares) at Dec. 31, 2014			13,702,722

[1]	Represents an amount less than $ 1.